Warrant Liabilities (Details)	6 Months Ended
Dec. 31, 2024 $ / shares shares
Warrant Liabilities [Line Items]
Warrants outstanding | shares	18,845,000
Ordinary share price (in Dollars per share) | $ / shares	$ 11.5
Price per warrant (in Dollars per share) | $ / shares	$ 18
Prior days redemption warrant	30 days
Trading days	20 days
Trading day period	30 days
Trading period days	30 days
Trigger price per share (in Dollars per share) | $ / shares	$ 18
Warrant exercise (in Dollars per share) | $ / shares	$ 11.5
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding | shares	11,500,000
Price per warrant (in Dollars per share) | $ / shares	$ 0.01
Warrant exercise (in Dollars per share) | $ / shares	$ 0.225
Warrants | shares	11,500,000
Private Placement Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding | shares	7,345,000
Warrants | shares	7,345,000
Warrants [Member]
Warrant Liabilities [Line Items]
Warrants | shares	18,845,000